Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Short-term Investments	$ 20.2	$ 25.4
Maturity of Time Deposits	3 months